Average Annual Total Returns{- Fidelity International Multifactor ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-09 - Fidelity International Multifactor ETF	Fidelity International Multifactor ETF Return Before Taxes Past 1 year	Fidelity International Multifactor ETF Return Before Taxes Since Inception		Fidelity International Multifactor ETF After Taxes on Distributions Past 1 year	Fidelity International Multifactor ETF After Taxes on Distributions Since Inception		Fidelity International Multifactor ETF After Taxes on Distributions and Sales Past 1 year	Fidelity International Multifactor ETF After Taxes on Distributions and Sales Since Inception		IXYVF Past 1 year	IXYVF Since Inception		MC040 Past 1 year	MC040 Since Inception
Total	10.85%	9.06%	[1]	10.19%	8.54%	[1]	7.02%	7.14%	[1]	11.50%	9.65%	[1]	12.86%	11.29%	[1]

[1]	(a)From February 26, 2019